Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

33.Commitments and contingencies

Operating lease commitments for offices and fulfillment infrastructures

The Group leases office, fulfillment infrastructures under non-cancelable operating lease agreements. The rental expenses were RMB2,269,259,  RMB3,086,709 and RMB4,571,036 for the years ended December 31, 2016, 2017 and 2018, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Income/(Loss) when incurred.

Future minimum lease payments under these non-cancelable operating lease agreements with initial terms of one year or more consist of the following:

As of December 31, 2018
RMB

2019	3,596,926
2020	2,553,344
2021	1,452,812
2022	907,116
2023	459,342
2024 and Thereafter	1,044,818
10,014,358

Commitments for internet data center (IDC) service fee

The Group entered into non-cancelable internet data center (IDC) service agreements. The related expenses were RMB558,094,  RMB805,656 and RMB1,498,935 for the years ended December 31, 2016, 2017 and 2018, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Income/(Loss) when incurred.

Future minimum payments under these non-cancelable agreements with initial terms of one year or more consist of the following:

As of December 31, 2018
RMB
2019	656,427
2020	76,015
2021	10,487
2022	7,636
2023	1,783
2024 and Thereafter	3,267
755,615

Capital commitments

The Group’s capital commitments primarily relate to commitments on construction and purchase of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB10,041,618 as of December 31, 2018. All of these capital commitments will be fulfilled in the following years according to the construction progress.

Long-term debt obligations

The Group’s long-term debt obligations include unsecured senior notes and long-term borrowings. The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes and long-term borrowings have been disclosed in Note 18 and Note 19, respectively.

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day operations of the Group.

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2016, 2017 and 2018.